Trade Receivables, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

NOTE 6 — TRADE RECEIVABLES (CURRENT)

Trade receivables consist of the following:

	As of September 30, 2025	As of March 31, 2025
	(US$)	(US$)
Receivable from related parties		184,381
Receivable from others	$3,892,543	$3,281,806
	$3,892,543	$3,097,425
Less: allowance for doubtful debts (expected credit loss)	(140,134)	(113,732)
	3,752,409	3,352,455

NOTE 6 — TRADE RECEIVABLES, NET

Trade receivables consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Receivable from related parties	184,381	444,082
Receivable from others	3,281,806	3,367,494
Less: allowance for doubtful debts (expected credit loss)	(113,732)	(129,274)
Total receivables	$3,352,455	$3,682,302

The average credit period on sales of services is 30 days. No interest is charged on outstanding trade receivables.

The Group always measures the loss allowance for trade receivables at an amount equal to lifetime ECL. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date. The Group has recognized a loss allowance of 50% against all receivables over 365 days past due because historical experience has indicated that these receivables are generally not recoverable.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period.

The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery (e.g., when the debtor has been placed under liquidation or has entered into bankruptcy proceedings), or when the trade receivables are over two years past due, whichever occurs earlier. None of the trade receivables that have been written off is subject to enforcement activities.

The following table details the risk profile of trade receivables based on The Group’s provision matrix. As The Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between The Group’s different customer base.

As at March 31, 2025 (All Amounts in USD)

Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	2,430,351	357,079	242,683	237,530	198,543	3,466,187
Expected loss rate	0.00%	0.00%	0.04%	6.61%	50.00%
Estimated total gross carrying amount at default	2,430,351	357,079	242,683	237,530	198,543	3,466,187
Lifetime ECL	—	—	175	14,286	99,272	113,732

As at March 31, 2024 (All Amounts in USD)

Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	2,821,141	335,357	276,851	138,164	240,063	3,811,576
Expected loss rate	0.00%	0.00%	0.04%	6.61%	50.00%
Estimated total gross carrying amount at default	2,821,141	335,357	276,851	138,164	240,063	3,811,576
Lifetime ECL	—	—	106	9,137	120,031	129,274

The following table shows the movement in lifetime ECL that has been recognized for trade receivables in accordance with the simplified approach set out in IFRS 9.

	Collectively assessed	Individually assessed

Balance as at 31 March 2025	$3,466,187	—
Balance as at 31 March 2024	$3,811,576	—